ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

13.                               ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities at December 31 were as follows:

	2011	2010

Trade payables	$60,805	$63,451
Inventory commitments	4,898	9,352
Accrued royalties	15,053	24,551
Accrued payroll and related liabilities	9,770	10,430
Taxes payable (including sales taxes)	9,849	7,159
Product warranties	4,537	4,059
Marketing development funds	5,323	2,378
Other	13,312	17,884
	$123,547	$139,264